Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	6 Months Ended
Jun. 30, 2011
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	June 30, 2011	December 31, 2010
Borrowings under lines of credit	$111,841	$131,791
Accounts receivable facility	640,000	510,000
Other financial liabilities	9,116	28,880
Short-term borrowings and other financial liabilities	760,957	670,671
Short-term borrowings from related parties (see Note 3.c.)	161,363	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$922,320	$680,354